Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2021	2020
Senior Notes [note 15 [c]]
Cdn$425 million Senior Notes due 2022 at 3.100%	$336	$333
€550 million Senior Notes due 2023 at 1.900%	625	671
$750 million Senior Notes due 2024 at 3.625%	748	748
$650 million Senior Notes due 2025 at 4.150%	647	646
€600 million Senior Notes due 2027 at 1.500%	681	730
$750 million Senior Notes due 2030 at 2.450%	742	741
Bank term debt at a weighted average interest rate of approximately 4.86% [20 20 – 4.23%], denominated primarily in Chinese renminbi, Brazilian real, euro and Indian rupee	187	189
Government loans at a weighted average interest rate of approximately 0.13% [2020 – 1.54%], denominated primarily in euro, Canadian dollar and Brazilian real	8	32
Other	19	12

	3,993	4,102
Less due within one year	455	129

	$3,538	$3,973

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as f o llows:

2022	$455
2023	692
2024	771
2025	651
2026	3
Thereafter	1,437

$4,009

Interest Expense, Net
[e]	Interest expense, net includes:

	2021	2020
Interest expense
Current	$12	$9
Long-term	110	96

	122	105
Interest income	(44)	(19)

Interest expense, net	$78	$86